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Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2026
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 101.6%
Brazil 1.5%
Hypera SA ..................... Pharmaceuticals 3,129 $ 13,590
TOTVS SA ..................... Software 3,537 23,187
36,777
China 7.4%
a
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 27,203 24,242
China Merchants Bank Co. Ltd. , A .... Banks 900 5,056
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 8,825 5,608
a
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 6,432 3,635
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,483 14,088
Henan Pinggao Electric Co. Ltd. , A ... Electrical Equipment 13,679 42,919
a,b
Innovent Biologics, Inc. , 144A , Reg S . Biotechnology 13 138
a
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 2,545 14,834
NARI Technology Co. Ltd. , A ........ Electrical Equipment 9,709 35,717
Uni-President China Holdings Ltd. .... Food Products 12,460 12,497
Weichai Power Co. Ltd. , H ......... Machinery 5,428 28,835
187,569
Hungary 1.4%
Richter Gedeon Nyrt. ............. Pharmaceuticals 853 36,095
India 4.3%
ACC Ltd. ....................... Construction Materials 541 7,966
b
Ather Energy Ltd. ................ Automobiles 1,083 10,984
Bajaj Holdings & Investment Ltd. ..... Financial Services 201 21,920
Brigade Enterprises Ltd. ........... Real Estate Management & Development 1,220 8,375
b
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,769 20,475
Federal Bank Ltd. ................ Banks 2,141 6,508
HDFC Bank Ltd. ................. Banks 659 5,166
b
Niva Bupa Health Insurance Co. Ltd. .. Insurance 12,190 10,712
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 11,846 18,011
110,117
Indonesia 0.3%
Astra International Tbk. PT ......... Industrial Conglomerates 29,611 8,285
Italy 0.0%
†
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 74 1,026
Philippines 0.5%
BDO Unibank, Inc. ............... Banks 7,475 13,831
South Africa 2.9%
Discovery Ltd. ................... Insurance 2,759 47,360
Netcare Ltd. .................... Health Care Providers & Services 22,301 24,316
71,676
South Korea 48.3%
Doosan Bobcat, Inc. .............. Machinery 670 28,663
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 33 10,743
Hyundai Motor Co. ............... Automobiles 175 83,728
KakaoBank Corp. ................ Banks 2,126 31,634
LG Corp. ....................... Industrial Conglomerates 825 80,314
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 301 7,443
NAVER Corp. ................... Interactive Media & Services 236 36,577
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,910 400,706
Samsung Life Insurance Co. Ltd. ..... Insurance 179 46,247

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
b
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 8 $ 3,654
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 325 506,028
1,235,737
Taiwan 32.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 10,560 96,664
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 9,423 69,603
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 172,658
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 412,211
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 4,328 70,638
821,774
Thailand 1.5%
Kasikornbank PCL ............... Banks 2,098 12,957
Minor International PCL ............ Hotels, Restaurants & Leisure 22,549 15,568
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 19,098 4,342
Thai Beverage PCL ............... Beverages 14,544 5,126
37,993
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 740 5,944
United Arab Emirates 0.8%
Emaar Development PJSC ......... Real Estate Management & Development 2,652 10,511
Emirates Central Cooling Systems Corp. Water Utilities 16,020 6,966
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 9,771 3,065
20,542
Total Common Stocks (Cost $ 1,077,835 ) .......................................
2,587,366
Short Term Investments 0.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 0.5%
United States 0.5%
c,d
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 11,596 11,596
Total Money Market Funds (Cost $ 11,596 ) ......................................
11,596
a a a a a
Total Short Term Investments (Cost $ 11,596 ) ...................................
11,596
a a a
Total Investments (Cost $ 1,089,431 ) 102.1% ....................................
$2,598,962
Other Assets, less Liabilities (2.1) % ...........................................
(51,937)
Net Assets 100.0% ...........................................................
$2,547,025
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $61,886, representing 2.4% of net assets.
b
Non-income producing.
c
See Note 3 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2026
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 95.3%
Brazil 0.9%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 1,831,731
Hypera SA ..................... Pharmaceuticals 211,549 918,821
2,750,552
China 8.2%
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 41,110 684,070
Harbin Electric Co. Ltd. , H .......... Electrical Equipment 1,118,680 2,808,341
a
Hesai Group , B .................. Automobile Components 146,201 2,804,791
b
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 3,496,737
JOYY, Inc. , ADR ................. Interactive Media & Services 45,735 3,083,911
Kingboard Holdings Ltd. ........... Electronic Equipment, Instruments &
Components 386,122 3,245,039
Noah Holdings Ltd. , ADR .......... Capital Markets 320,560 3,388,319
Sunresin New Materials Co. Ltd. , A ... Chemicals 463,229 4,104,273
Uni-President China Holdings Ltd. .... Food Products 2,383,354 2,390,379
26,005,860
Georgia 1.4%
a
Georgia Capital plc ............... Capital Markets 79,918 4,513,922
Greece 1.5%
a
Piraeus Bank SA ................. Banks 436,967 4,636,195
Hungary 1.4%
Richter Gedeon Nyrt. ............. Pharmaceuticals 101,705 4,303,715
India 25.4%
a
Affle 3i Ltd. ..................... Media 145,146 2,233,586
Ajanta Pharma Ltd. ............... Pharmaceuticals 34,166 1,052,922
b
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 684,170 5,242,475
a
AWL Agri Business Ltd. ............ Food Products 512,223 1,036,341
Bajaj Holdings & Investment Ltd. ..... Financial Services 102,290 11,154,945
Brigade Enterprises Ltd. ........... Real Estate Management & Development 550,753 3,781,140
City Union Bank Ltd. .............. Banks 1,097,309 2,950,606
Coforge Ltd. .................... IT Services 225,215 3,378,492
Dalmia Bharat Ltd. ............... Construction Materials 30,457 561,280
a
Electronics Mart India Ltd. .......... Specialty Retail 1,557,140 1,863,321
EPL Ltd. ....................... Containers & Packaging 216,907 488,166
b
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 274,577 4,043,508
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,553,205 4,093,456
Federal Bank Ltd. ................ Banks 604,015 1,836,073
Gujarat Gas Ltd. ................. Gas Utilities 295,144 1,246,054
a
Honasa Consumer Ltd. ............ Personal Care Products 1,630,182 6,970,704
KEI Industries Ltd. ................ Electrical Equipment 57,156 3,168,111
a,c
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 70,867 3,312,324
a
Max Financial Services Ltd. ......... Insurance 344,958 6,078,523
Nexus Select Trust ............... Retail REITs 1,616,066 2,639,753
a
PB Fintech Ltd. .................. Insurance 93,394 1,672,798
a,b
Physicswallah Ltd. , 144A , Reg S ..... Diversified Consumer Services 1,642,951 1,844,424
a,b
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 666,586 1,013,508
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 1,963,666 4,640,481
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 546,935 3,494,915
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 1,413,186 1,021,180
80,819,086
Indonesia 1.3%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 2,124,323

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia (continued)
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 763,230,675 $ 2,135,508
4,259,831
Italy 0.6%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 144,080 1,997,230
Kazakhstan 1.8%
b
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 174,733 5,591,456
Mexico 2.1%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 6,018,159
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 644,792
6,662,951
Peru 0.6%
Intercorp Financial Services, Inc. ..... Banks 39,215 1,940,358
Philippines 3.3%
Century Pacific Food, Inc. .......... Food Products 6,833,319 2,906,497
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 608,245 7,431,842
10,338,339
Saudi Arabia 0.8%
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,631,589
Singapore 0.8%
AEM Holdings Ltd. ............... Semiconductors & Semiconductor Equipment 318,300 2,595,300
South Africa 2.0%
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 196,023 3,585,957
Netcare Ltd. .................... Health Care Providers & Services 2,655,598 2,895,527
6,481,484
South Korea 11.4%
BGF retail Co. Ltd. ............... Consumer Staples Distribution & Retail 30,706 2,520,904
a
Hugel, Inc. ..................... Biotechnology 47,592 7,844,548
ISC Co. Ltd. .................... Semiconductors & Semiconductor Equipment 31,862 4,287,562
JB Financial Group Co. Ltd. ........ Banks 347,814 5,519,242
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 37,313 2,410,190
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 203,963 5,043,439
Park Systems Corp. .............. Electronic Equipment, Instruments &
Components 12,407 2,268,957
Sanil Electric Co. Ltd. ............. Electrical Equipment 20,694 3,401,909
Soulbrain Co. Ltd. ................ Chemicals 11,434 2,909,398
36,206,149
Taiwan 21.5%
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 323,020 3,531,766
Fositek Corp. ................... Electronic Equipment, Instruments &
Components 52,582 3,205,033
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 454,094 4,710,571
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 237,085 5,430,738
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 848,297 6,265,952
Merida Industry Co. Ltd. ........... Leisure Products 852,459 1,815,515
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 531,158 8,084,707
Poya International Co. Ltd. ......... Broadline Retail 194,388 3,577,749
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 2,804,135

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Shin Zu Shing Co. Ltd. ............ Machinery 301,439 $ 1,938,891
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 2,894,209 7,926,850
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 438,977 5,873,246
WUS Printed Circuit Co. Ltd. ........ Electronic Equipment, Instruments &
Components 526,762 2,824,453
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 147,026 3,420,711
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 425,806 6,949,623
68,359,940
Thailand 1.0%
Dynasty Ceramic PCL ............. Building Products 14,149,786 578,252
Tisco Financial Group PCL ......... Banks 730,703 2,535,507
3,113,759
United Arab Emirates 2.0%
Burjeel Holdings plc .............. Health Care Providers & Services 3,187,139 928,446
Emirates Central Cooling Systems Corp. Water Utilities 3,897,751 1,694,790
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 6,537,484 2,050,826
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 1,724,762
6,398,824
Vietnam 7.3%
a
Asia Commercial Bank JSC ........ Banks 4,244,908 4,017,904
FPT Corp. ...................... IT Services 2,177,580 5,931,560
Military Commercial Joint Stock Bank . Banks 5,035,516 4,788,402
Mobile World Investment Corp. ...... Specialty Retail 2,902,566 8,417,918
23,155,784
Total Common Stocks (Cost $ 221,162,128 ) .....................................
302,762,324
a
Preferred Stocks 2.5%
Brazil 1.3%
d
Bradespar SA , 3 .73% ............. Metals & Mining 864,404 3,983,981
Chile 1.2%
d
Embotelladora Andina SA , B , 3 .84% .. Beverages 743,022 3,756,684
Total Preferred Stocks (Cost $ 6,691,591 ) .......................................
7,740,665
Total Long Term Investments (Cost $ 227,853,719 ) ...............................
310,502,989
Short Term Investments 3.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.6%
United States 3.6%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 11,548,744 11,548,744
Total Money Market Funds (Cost $ 11,548,744 ) ..................................
11,548,744

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 232,819 $ 232,819
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 232,819 ) ...................................................................
232,819
a a a a a
Total Short Term Investments (Cost $ 11,781,563 ) ................................
11,781,563
a a a
Total Investments (Cost $ 239,635,282 ) 101.5% ..................................
$322,284,552
Other Assets, less Liabilities (1.5) % ...........................................
(4,659,467)
Net Assets 100.0% ...........................................................
$317,625,085
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $23,229,338, representing 7.3% of net assets.
c
A portion or all of the security is on loan at May 31, 2026.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2026, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $64,989 $336,951 $(390,344) $— $— $11,596 11,596 $486
Total Affiliated Securities ... $64,989 $336,951 $(390,344) $— $— $11,596 $486
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $20,993,046 $73,671,896 $(83,116,198) $— $— $11,548,744 11,548,744 $331,560
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.579% ............ $— $16,042,983 $(15,810,164) $— $— $232,819 232,819 $11,291
Total Affiliated Securities ... $20,993,046 $89,714,879 $(98,926,362) $— $— $11,781,563 $342,851
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 36,777 $ — $ — $ 36,777
China ............................... 26,585 160,984 — 187,569
Hungary ............................. 36,095 — — 36,095
India ................................ — 110,117 — 110,117
Indonesia ............................ 8,285 — — 8,285
Italy ................................. — 1,026 — 1,026
Philippines ............................ — 13,831 — 13,831
South Africa ........................... 71,676 — — 71,676
South Korea .......................... — 1,235,737 — 1,235,737
Taiwan ............................... — 821,774 — 821,774
Thailand ............................. 12,957 25,036 — 37,993
Turkiye .............................. — 5,944 — 5,944
United Arab Emirates .................... — 20,542 — 20,542
Short Term Investments ................... 11,596 — — 11,596
Total Investments in Securities ........... $203,971 $2,394,991
b
$— $2,598,962
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ 2,750,552 — — 2,750,552
China ............................... 13,043,416 12,962,444 — 26,005,860
Georgia .............................. — 4,513,922 — 4,513,922
Greece .............................. — 4,636,195 — 4,636,195
Hungary ............................. 4,303,715 — — 4,303,715
India ................................ 19,879,876 60,939,210 — 80,819,086
Indonesia ............................ 4,259,831 — — 4,259,831
Italy ................................. — 1,997,230 — 1,997,230
Kazakhstan ........................... 5,591,456 — — 5,591,456
Mexico .............................. 6,662,951 — — 6,662,951
Peru ................................ 1,940,358 — — 1,940,358
Philippines ............................ 2,906,497 7,431,842 — 10,338,339
Saudi Arabia .......................... — 2,631,589 — 2,631,589
Singapore ............................ — 2,595,300 — 2,595,300
South Africa ........................... 2,895,527 3,585,957 — 6,481,484
South Korea .......................... — 36,206,149 — 36,206,149
Taiwan ............................... 3,531,766 64,828,174 — 68,359,940
Thailand ............................. 578,252 2,535,507 — 3,113,759
United Arab Emirates .................... 1,724,762 4,674,062 — 6,398,824
Vietnam .............................. — 23,155,784 — 23,155,784
Preferred Stocks ........................ 7,740,665 — — 7,740,665
Short Term Investments ................... 11,781,563 — — 11,781,563
Total Investments in Securities ........... $89,591,187 $232,693,365
c
$— $322,284,552
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,394,853, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $232,693,365, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.